Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Resell (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 606,178	$ 105,580
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	12,361
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	55,953	43,633
Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	427,565	15,549
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	6,804	5,858
Other Chilean securities [member] | Note [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	15,289
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	88,206	40,540
Up to three months [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	539,227	60,470
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	12,361
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	29,508
Up to three months [member] | Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	426,193	14,072
Up to three months [member] | Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	6,804	5,858
Up to three months [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	64,361	40,540
3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	66,247	43,633
3 months to 1 year [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	26,445	43,633
3 months to 1 year [member] | Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	668
3 months to 1 year [member] | Other Chilean securities [member] | Note [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	15,289
3 months to 1 year [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	23,845
More than 1 year [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	704	1,477
More than 1 year [member] | Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 704	$ 1,477